LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED JULY 6, 2021
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN
SCHEDULE A

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers will replace QS Investors as the subadviser of each fund listed in Schedule A (each, a “Fund”), and the name of each Fund marked with an asterisk in Schedule A will change. However, the merger will not change the manner in which any Fund’s portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser.
All changes described below are effective August 7, 2021.
The name of each Fund marked with an asterisk in Schedule A is changed to the new name listed next to the Fund’s name in Schedule A.
All references to “QS Investors, LLC” in each Fund’s Summary Prospectus and Prospectus are removed and replaced with “Franklin Advisers, Inc.” and all references to “QS Investors” in each Fund’s Summary Prospectus and Prospectus are removed and replaced with “Franklin Advisers”.
The following disclosure is added to the section in the Summary Prospectus and Prospectus titled “Management – Subadviser” or “Management – Subadvisers”, as applicable, for each Fund marked with an asterisk in Schedule A:
Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the fund and a wholly-owned subsidiary of Franklin Resources, merged with and into Franklin Advisers, also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, all of the rights and obligations of QS Investors under the subadvisory agreement pursuant to which QS Investors provided subadvisory services to the fund were transferred to Franklin Advisers and Franklin Advisers became the subadviser of the fund. Such transfer did not result in a change of actual control or management. The transfer also did not result in any change to the nature or amount of services provided, or the fees payable, under the subadvisory agreement. In addition, the transfer will not result in any change to the manner in which the fund’s portfolio is managed.
The following disclosure replaces corresponding information regarding “QS Investors” in the second paragraph in the section in each Fund’s Prospectus titled “More on fund management”:
Franklin Advisers has offices at One Franklin Parkway, San Mateo, CA 94403-1906. Franklin Advisers provides asset management services to numerous other investment companies and accounts. As of May 31, 2021, Franklin Advisers had assets under management of approximately $409 billion.
The following disclosure is added immediately after the final paragraph in the section in each Fund’s Prospectus titled “More on fund management”:
Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the fund and a wholly-owned subsidiary of Franklin Resources, merged with and into Franklin Advisers, also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, all of the rights and obligations of QS Investors under the subadvisory agreement pursuant to which QS Investors provided subadvisory services to the fund were transferred to Franklin Advisers and Franklin Advisers became the subadviser of the fund. Such transfer did not result in a change of actual control or management. The transfer also did not result in any change to the nature or amount of services provided, or the fees payable, under the subadvisory agreement. In addition, the transfer will not result in any change to the manner in which the fund’s portfolio is managed.

SCHEDULE A

Fund (Current Name)	New Name	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio*	Franklin Multi-Asset Dynamic Multi-Strategy VIT	May 1, 2021
QS Variable Conservative Growth*	Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2021
QS Variable Growth*	Franklin Multi-Asset Variable Growth Fund	May 1, 2021
QS Variable Moderate Growth*	Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2021
Franklin Templeton Aggressive Model Portfolio	—	May 1, 2021
Franklin Templeton Moderately Aggressive Model Portfolio	—	May 1, 2021
Franklin Templeton Moderate Model Portfolio	—	May 1, 2021
Franklin Templeton Moderately Conservative Model Portfolio	—	May 1, 2021
Franklin Templeton Conservative Model Portfolio	—	May 1, 2021
Please retain this supplement for future reference.

LMFX648867

2